Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings
Note 7. Borrowings
PPP Loan
On April 10, 2020, the Company was granted a loan (the “Loan”) from a lending institution in the aggregate amount of $5.0 million, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which was enacted March 27, 2020.
The Loan, which was in the form of a note dated April 21, 2020, was scheduled to mature on April 21, 2022 and bore interest at a rate of 1% per annum, payable monthly commencing on November 22, 2020.
The terms of the note permitted prepayment by the borrower at any time prior to maturity with no prepayment penalties. The Company paid off the loan in full in January 2021.

Note 7. Borrowings
Secured Credit Facility
During October 2018, the Company entered into a Loan and Security Agreement with a lending institution for a revolving line of credit. The Company can draw up to the amount of 80% of its receivables not to exceed $15.0 million. The available balance is secured by the accounts receivable of the Company.
The Company had no draws on the line of credit as of December 31, 2019. The Loan and Security Agreement expired in
September 2020
.
PPP Loan
On April 10, 2020, the Company was granted a loan (the “Loan”) from a lending institution in the aggregate amount of $5.0 million, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which was enacted March 27, 2020
.
The Loan, which was in the form of a note dated
April 21, 2020
, matures on
April 21, 2022
and bears interest at a rate of 1% per annum, payable monthly commencing on November 22, 2020. The note may be prepaid by the borrower at any time prior to maturity with no prepayment penalties.
Funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations that have been entered into prior to
February 15, 2020. The Company intended to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company paid off the loan in full in January 2021.